Convertible Notes And Derivative Liability and Warrants - Schedule of Outstanding Convertible Notes (Details) - Level 2 [Member] - Convertible Notes [Member]	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
JAK & affiliated holders [Member]
Debt Instrument [Line Items]
Principal Amount	$ 3,150,000
Conversion Price (in Dollars per share) | $ / shares	$ 1.7
Coupon Rate	10.00%
Issuance Date	Jun. 03, 2025
Maturity Date	Jun. 02, 2028
Fair Value at amount	$ 2,831,611
JAK & affiliated holders [Member]
Debt Instrument [Line Items]
Principal Amount	$ 1,475,000
Conversion Price (in Dollars per share) | $ / shares	$ 0.63
Coupon Rate	14.75%
Issuance Date	Jul. 16, 2025
Maturity Date	Jan. 16, 2030
Fair Value at amount	$ 1,736,145
Vanquish Funding Group Inc [Member]
Debt Instrument [Line Items]
Principal Amount	$ 257,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Oct. 15, 2025
Maturity Date	Jul. 30, 2026
Fair Value at amount	$ 257,673
Labrys Fund II, LP [Member]
Debt Instrument [Line Items]
Principal Amount	$ 250,000
Conversion Price, discount	15.00%
Conversion Price, trading days	10 days
Coupon Rate, value	$ 39,285.71
Coupon Rate, installments	6
Issuance Date	Nov. 12, 2025
Maturity Date	Nov. 11, 2026
Fair Value at amount	$ 156,063
Vanquish Funding Group Inc [Member]
Debt Instrument [Line Items]
Principal Amount	$ 157,000
Conversion Price, discount	25.00%
Conversion Price, trading days	10 days
Coupon Rate	10.00%
Issuance Date	Nov. 04, 2025
Maturity Date	Jul. 30, 2026
Fair Value at amount	$ 235,900